DWS California Tax-Free Income Fund N-1A Cover	Nov. 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS State Tax-Free Income Series Deutsche DWS State Tax-Free Income Series
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 21, 2025
Prospectus Date	Dec. 01, 2025